                       SUPPLEMENT DATED AUGUST 18, 2000 TO

                        PROSPECTUS DATED MAY 1, 2000 FOR

      CORPORATE FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                                    ISSUED BY

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                                   THROUGH ITS

                        NATIONWIDE VL SEPARATE ACCOUNT-D

THIS SUPPLEMENT SPECIFICALLY UPDATES INFORMATION CONTAINED IN YOUR PROSPECTUS. IN SUMMARY, BEGINNING ON AUGUST 18, 2000 THE MORTALITY AND EXPENSE RISK CHARGE WILL BE REDUCED FOR ALL CONTRACT OWNERS. IN ADDITION, IN ORDER TO PROVIDE FURTHER CLARIFICATION OF THE NATURE OF CHARGES THE PREMIUM EXPENSE CHARGE HAS BEEN RENAMED THE TAX EXPENSE CHARGE. PLEASE READ THIS SUPPLEMENT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


1. THE LAST SENTENCE OF THE THIRD PARAGRAPH OF THE "SUMMARY OF POLICY EXPENSES" ON PAGE 6 IS DELETED AND REPLACED WITH THE FOLLOWING:

     Currently, this annual effective rate will be 0.40% in policy years 1-4, 0.25% in policy years 5-20, and 0.10% thereafter.

2. THE "PREMIUM EXPENSE CHARGE" ON PAGE 12 IS DELETED IN ITS ENTIRETY AND REPLACED WITH FOLLOWING:

     TAX EXPENSE CHARGE

     A charge equal to 3.5% is deducted from all premium payments when the premium payments are received in order to compensate Nationwide for certain administrative expenses which are incurred by Nationwide for taxes which include premium or other taxes imposed by various state and local jurisdictions, as well as federal taxes imposed under Section 848 of the Internal Revenue Code. These tax expenses consist of two components:

         (1) a tax rate of 2.25% for state and local or other taxes; and

         (2) a tax rate of 1.25% for federal taxes.

     The amount charged may be more or less than the amount actually assessed by the state in which a particular policy owner lives.

     Nationwide does not expect to make a profit form these charges.

3. THE LAST SENTENCE OF THE SECOND PARAGRAPH OF THE "MORTALITY AND EXPENSE RISK CHARGE" ON PAGE 13 IS DELETED AND REPLACED WITH THE FOLLOWING:

     On a current basis, this rate will be 0.40% in policy years 1-4, 0.25% in policy years 5-20, and 0.10% thereafter.

4. THE LAST SENTENCE OF SECTION (c) OF THE "NET INVESTMENT FACTOR" ON PAGE 17 IS DELETED AND REPLACED WITH THE FOLLOWING:

     On a current basis, this rate will be 0.40% in policy years 1-4, 0.25% in policy years 5-20, and 0.10% thereafter.

5. UNDER SECTION "POLICY LOANS" THE FIRST PARAGRAPH UNDER THE HEADING "INTEREST" ON PAGE 19 IS DELETED AND REPLACED WITH THE FOLLOWING:

     The loan interest rate is guaranteed not to exceed 3.75% per year for all policy loans. On a current basis, the loan interest rate is 3.4% in policy years 1 - 4, 3.25% in policy years 5 - 20, and 3.10% thereafter.

6. ALL REFERENCES TO "PREMIUM EXPENSE CHARGE" IN YOUR PROSPECTUS ARE CHANGED TO "TAX EXPENSE CHARGE."

7. "APPENDIX B: ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER VALUES, AND DEATH BENEFITS" IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

APPENDIX B:  ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER VALUES,
AND DEATH BENEFITS FOR FIDELITY INVESTMENTS CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICIES


The illustrations in this prospectus have been prepared to help show how values under the policies change with investment performance. The illustrations illustrate how cash values, cash surrender values and death benefits under a policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6% or 12% over a period of years, but fluctuates above or below those averages for individual years, the cash values, cash surrender values and death benefits may be different. For hypothetical returns of 0% and 6%, the illustrations also illustrate when the policies would go into default, at which time additional premium payments would be required to continue the policy in force. The illustrations also assume there is no policy indebtedness, no additional premium payments are made, no cash values are allocated to the fixed account, and there are no changes in the specified amount or death benefit option.

The amounts shown for the cash value, cash surrender value and death benefit as of each policy anniversary reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross return. This is due to the daily charges made against the assets of the sub-accounts for assuming mortality and expense risks. Beginning in the fourth policy year, cash surrender value equals cash value less indebtedness, or other deductions. In policy years one, two, and three only, cash surrender value = (cash value - indebtedness or other deductions) + either 3.5%, 5.5%, or 4.0% of the current premium for either years one, two, or three, respectively. The guaranteed mortality and expense risk charges for policy years one through four are equivalent to an annual effective rate of 0.75% of the daily net assets value of the variable account. The current mortality and expense risk charges for policy years one through four are equivalent to an annual effective rate of 0.40% of the daily net assets of the variable account. The current mortality and expense risk charges for policy years five through twenty are equivalent to an annual effective rate of 0.25% of the daily net assets of the variable account. The current mortality and expense risk charges for policy years twenty-one and beyond are equivalent to an annual effective rate of 0.10% of the daily net assets of the variable account. In addition, the net investment returns also reflect the deduction of underlying mutual fund investment advisory fees and other expenses which are equivalent to an annual effective rate of 0.80% of the daily net assets of the variable account. This effective rate is based on the average of the fund expenses, after expense reimbursement, for all underlying mutual fund options available under the policy as of April 13,1999. Some underlying mutual funds are subject to fee waivers and expense reimbursements. Absent fee waivers and expense reimbursements, the annual effective rate would have been 0.85%. Nationwide anticipates that the expense reimbursement and fee waiver arrangements will continue past the current year. Should there be an increase or decrease in the expense reimbursements and fee waivers of these underlying mutual funds, such change will be reflected in the net asset value of the corresponding underlying mutual fund.

Considering current charges for mortality and expense risks and underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.20%, 4.80% and 10.80% for policy years one through four, and rates of -1.05%, 4.95% and 10.95%, for policy years five through twenty, and rates of -0.90%, 5.10% and 11.10%, for policy years twenty-one and beyond. Considering guaranteed charges for mortality and expense risks and underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.55%, 4.45% and 10.45%, for all policy years.

The illustrations also reflect the fact that Nationwide makes monthly charges for providing insurance protection. Current values reflect current cost of insurance charges and guaranteed values reflect the maximum cost of insurance charges guaranteed in the policy. The values shown are for policies which are issued as standard. Policies issued on a substandard basis would result in lower cash values and death benefits than those illustrated.

The illustrations also reflect the fact that Nationwide deducts a sales load from each premium payment received guaranteed not to exceed 5.5% of each premium payment for the first seven policy years and 2% thereafter. On a current basis, the sales load is 3.0% of premium payments plus 2.5% of premiums up to the target premium during the first seven policy years, and 0% of all premiums thereafter. Nationwide also deducts a tax expense charge of 3.5%, both current and guaranteed, from all premium payments. The illustrations also reflect the fact that Nationwide deducts a tax expense charge for state premium taxes at a rate of 2.25% and for federal tax at a rate of 1.25% (imposed under Section 848 of the Internal Revenue Code) of all premium payments.

In addition, the illustrations reflect the fact that Nationwide deducts a monthly administrative charge at the beginning of each policy month. This monthly administrative expense charge is currently $5 per month and guaranteed not to exceed $10. The illustrations also reflect the fact that no charges for federal or state income taxes are currently made against the variable account. If such a charge is made in the future, it will require a higher gross investment return than illustrated in order to produce the net after-tax returns shown in the illustrations.

Upon request, Nationwide will furnish a comparable illustration based on the proposed insured's age, smoking classification, rating classification and premium payment requested.

                    $100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS
                           $1,703,050 SPECIFIED AMOUNT
                          CASH VALUE ACCUMULATION TEST
               UNISEX: REGULAR ISSUE/NONTOBACCO PREFERRED, AGE 45
                             DEATH BENEFIT OPTION 1
                                 CURRENT VALUES

                        0% HYPOTHETICAL GROSS INVESTMENT     6% HYPOTHETICAL GROSS INVESTMENT    12% HYPOTHETICAL GROSS INVESTMENT
                                   RETURN                               RETURN                              RETURN
          PREMIUMS
          PAID PLUS                CASH                                  CASH                                CASH
 POLICY   INTEREST    CASH       SURRENDER     DEATH        CASH       SURRENDER     DEATH        CASH      SURRENDER       DEATH
  YEAR      AT 5%     VALUE        VALUE      BENEFIT       VALUE        VALUE      BENEFIT       VALUE      VALUE         BENEFIT
    1      105,000    88,056       91,556    1,703,050       93,491       96,991    1,703,050       98,928      102,428    1,703,050
    2      215,250   174,786      180,286    1,703,050      191,193      196,693    1,703,050      208,256      213,756    1,703,050
    3      331,013   260,543      264,543    1,703,050      293,671      297,671    1,703,050      329,498      333,498    1,703,050
    4      452,563   345,290      345,290    1,703,050      401,125      401,125    1,703,050      463,934      463,934    1,703,050
    5      580,191   429,619      429,619    1,703,050      514,525      514,525    1,703,050      613,897      613,897    1,703,050
    6      714,201   513,015      513,015    1,703,050      633,600      633,600    1,703,050      780,147      780,147    1,900,753
    7      854,911   595,542      595,542    1,703,050      758,545      758,545    1,794,617      963,598      963,598    2,279,743
    8      897,656   585,049      585,049    1,703,050      792,036      792,036    1,820,255    1,063,558    1,063,558    2,444,265
    9      942,539   574,277      574,277    1,703,050      826,893      826,893    1,846,719    1,173,730    1,173,730    2,621,318
   10      989,666   563,175      563,175    1,703,050      863,150      863,150    1,874,101    1,295,116    1,295,116    2,812,003
   11    1,039,150   551,735      551,735    1,703,050      900,881      900,881    1,902,515    1,428,875    1,428,875    3,017,554
   12    1,091,107   539,909      539,909    1,703,050      940,133      940,133    1,931,976    1,576,236    1,576,236    3,239,169
   13    1,145,662   527,679      527,679    1,703,050      980,983      980,983    1,962,526    1,738,598    1,738,598    3,478,187
   14    1,202,945   515,002      515,002    1,703,050    1,023,492    1,023,492    1,994,156    1,917,465    1,917,465    3,735,961
   15    1,263,093   501,687      501,687    1,703,050    1,067,609    1,067,609    2,026,656    2,114,274    2,114,274    4,013,555
   16    1,326,247   487,638      487,638    1,703,050    1,113,365    1,113,365    2,060,024    2,330,735    2,330,735    4,312,486
   17    1,392,560   472,737      472,737    1,703,050    1,160,787    1,160,787    2,094,306    2,568,704    2,568,704    4,634,488
   18    1,462,188   456,814      456,814    1,703,050    1,209,869    1,209,869    2,129,545    2,830,130    2,830,130    4,981,440
   19    1,535,297   439,689      439,689    1,703,050    1,260,611    1,260,611    2,165,807    3,117,133    3,117,133    5,355,427
   20    1,612,062   421,187      421,187    1,703,050    1,313,028    1,313,028    2,203,181    3,432,059    3,432,059    5,758,784
   21    1,692,665   403,294      403,294    1,703,050    1,370,242    1,370,242    2,246,825    3,786,006    3,786,006    6,208,021
   22    1,777,298   385,367      385,367    1,703,050    1,430,522    1,430,522    2,293,586    4,178,128    4,178,127    6,698,877
   23    1,866,163   366,288      366,288    1,703,050    1,493,309    1,493,309    2,342,387    4,610,411    4,610,411    7,231,836
   24    1,959,471   345,540      345,540    1,703,050    1,558,462    1,558,462    2,392,849    5,086,146    5,086,146    7,809,225
   25    2,057,445   322,912      322,912    1,703,050    1,626,055    1,626,055    2,444,984    5,609,581    5,609,581    8,434,731
   26    2,160,317   298,146      298,146    1,703,050    1,696,156    1,696,156    2,498,894    6,185,336    6,185,336    9,112,665
   27    2,268,333   270,996      270,996    1,703,050    1,768,860    1,768,860    2,554,812    6,818,567    6,818,567    9,848,238
   28    2,381,750   241,143      241,143    1,703,050    1,844,246    1,844,246    2,613,024    7,514,852    7,514,852   10,647,431
   29    2,500,837   208,189      208,189    1,703,050    1,922,376    1,922,376    2,673,859    8,280,209    8,280,209   11,517,058
   30    2,625,879   171,660      171,660    1,703,050    2,003,298    2,003,298    2,737,621    9,121,159    9,121,159   12,464,580

(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $5 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. CURRENT VALUES REFLECT A PREMIUM CHARGE OF 9% OF TARGET PREMIUM AND 6.5% OF EXCESS-OF-TARGET PREMIUM FOR THE FIRST 7 YEARS AND 3.5% OF ALL PREMIUM FROM EIGHTH YEAR AND ON.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. WHILE THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE CURRENTLY CALCULATED WITH EXPENSE REIMBURSEMENTS THESE

EXPENSE REIMBURSEMENTS MAY BE LOWER OR UNAVAILABLE IN THE FUTURE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    $100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS
                           $1,703,050 SPECIFIED AMOUNT
                          CASH VALUE ACCUMULATION TEST
                           UNISEX: NONTOBACCO, AGE 45
                             DEATH BENEFIT OPTION 1
                                GUARANTEED VALUES

                          0% HYPOTHETICAL GROSS INVESTMENT    6% HYPOTHETICAL GROSS INVESTMENT  12% HYPOTHETICAL GROSS INVESTMENT
                                       RETURN                              RETURN                            RETURN
             PREMIUMS
             PAID PLUS                  CASH                               CASH                               CASH
     POLICY  INTEREST      CASH      SURRENDER    DEATH        CASH      SURRENDER   DEATH       CASH       SURRENDER     DEATH
      YEAR     AT 5%       VALUE       VALUE     BENEFIT       VALUE       VALUE    BENEFIT      VALUE        VALUE      BENEFIT
        1     105,000      81,883      85,383   1,703,050      87,067      90,567   1,703,050      92,256      95,756   1,703,050
        2     215,250     162,290     167,790   1,703,050     177,801     183,301   1,703,050     193,944     199,444   1,703,050
        3     331,013     241,271     245,271   1,703,050     272,427     276,427   1,703,050     306,149     310,149   1,703,050
        4     452,563     318,863     318,863   1,703,050     371,178     371,178   1,703,050     430,083     430,083   1,703,050
        5     580,191     395,082     395,082   1,703,050     474,287     474,287   1,703,050     567,096     567,096   1,703,050
        6     714,201     469,954     469,954   1,703,050     582,022     582,022   1,703,050     718,687     718,687   1,751,012
        7     854,911     543,466     543,466   1,703,050     694,646     694,646   1,703,050     884,296     884,296   2,092,126
        8     897,656     525,296     525,296   1,703,050     716,677     716,677   1,703,050     965,408     965,408   2,218,697
        9     942,539     506,303     506,303   1,703,050     739,065     739,065   1,703,050   1,053,494   1,053,494   2,352,793
       10     989,666     486,364     486,364   1,703,050     761,787     761,787   1,703,050   1,149,088   1,149,088   2,494,940
       11   1,039,150     465,362     465,362   1,703,050     784,834     784,834   1,703,050   1,252,778   1,252,778   2,645,666
       12   1,091,107     443,185     443,185   1,703,050     808,213     808,213   1,703,050   1,365,221   1,365,221   2,805,532
       13   1,145,662     419,714     419,714   1,703,050     831,936     831,936   1,703,050   1,487,129   1,487,129   2,975,106
       14   1,202,945     394,807     394,807   1,703,050     856,011     856,011   1,703,050   1,619,270   1,619,270   3,154,962
       15   1,263,093     368,275     368,275   1,703,050     880,428     880,428   1,703,050   1,762,432   1,762,432   3,345,648
       16   1,326,247     339,858     339,858   1,703,050     905,151     905,151   1,703,050   1,917,407   1,917,407   3,547,718
       17   1,392,560     309,218     309,218   1,703,050     930,120     930,120   1,703,050   2,084,987   2,084,987   3,761,761
       18   1,462,188     275,962     275,962   1,703,050     955,271     955,271   1,703,050   2,265,986   2,265,986   3,988,464
       19   1,535,297     239,644     239,644   1,703,050     980,542     980,542   1,703,050   2,461,258   2,461,258   4,228,593
       20   1,612,062     199,772     199,772   1,703,050   1,005,887   1,005,887   1,703,050   2,671,724   2,671,724   4,482,988
       21   1,692,665     155,864     155,864   1,703,050   1,031,300   1,031,300   1,703,050   2,898,452   2,898,452   4,752,673
       22   1,777,298     107,393     107,393   1,703,050   1,056,797   1,056,797   1,703,050   3,142,627   3,142,627   5,038,639
       23   1,866,163      53,785      53,785   1,703,050   1,082,414   1,082,414   1,703,050   3,405,574   3,405,574   5,341,943
       24   1,959,471           *           *           *   1,108,172   1,108,172   1,703,050   3,688,653   3,688,653   5,663,526
       25   2,057,445           *           *           *   1,134,047   1,134,047   1,705,187   3,993,162   3,993,162   6,004,236
       26   2,160,317           *           *           *   1,159,969   1,159,969   1,708,946   4,320,308   4,320,308   6,364,977
       27   2,268,333           *           *           *   1,185,824   1,185,824   1,712,717   4,671,185   4,671,185   6,746,717
       28   2,381,750           *           *           *   1,211,469   1,211,469   1,716,472   5,046,764   5,046,764   7,150,517
       29   2,500,837           *           *           *   1,236,770   1,236,770   1,720,241   5,448,014   5,448,014   7,577,718
       30   2,625,879           *           *           *   1,261,657   1,261,657   1,724,126   5,876,184   5,876,184   8,030,138

(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY $10.00 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. GUARANTEED VALUES REFLECT A PREMIUM CHARGE OF 9% OF PREMIUM FOR THE FIRST 7 YEARS AND 5.5% OF PREMIUM FROM EIGHTH YEAR AND ON.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF

PAST OR FUTURE INVESTMENT RATES OF RETURN. WHILE THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE CURRENTLY CALCULATED WITH EXPENSE REIMBURSEMENTS THESE EXPENSE REIMBURSEMENTS MAY BE LOWER OR UNAVAILABLE IN THE FUTURE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.